Share Based Compensation (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures [Abstract]
Options forfeited during the year	$ 25.17	$ 28.00	$ 24.40